Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 70,993	$ 71,055
Operating expenses:
Cost of revenues	(20,772)	(18,885)
Selling and marketing	(35,321)	(37,559)
General and administrative	(814)	(1,611)
Research and development	(2,333)	(1,361)
Total operating expenses	(59,240)	(59,416)
Income from operations	11,753	11,639
Other income (expenses):
Interest (expenses) income, net	(61)	223
Other expense, net	(511)	(23)
Total other (expenses) income	(572)	200
Income before income tax	11,181	11,839
Income tax benefits	4	578
Net income	11,185	12,417
Less: net gain attributable to non-controlling interest	1	1
Net income attributable to Cheer Holding. Inc’s shareholders	11,184	12,416
Other comprehensive income (loss)
Unrealized foreign currency translation income (loss)	5,936	(6,856)
Comprehensive income	17,121	5,561
Less: comprehensive gain (loss) attributable to non-controlling interests	3	(1)
Comprehensive income attributable to Cheer Holding. Inc’s shareholders	$ 17,118	$ 5,562
Earnings per ordinary share
Basic (in Dollars per share)	$ 1.04	$ 1.23
Diluted (in Dollars per share)	$ 1.04	$ 1.23
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	10,785,568	10,058,846
Diluted (in Shares)	10,785,568	10,058,846